SP FUNDS S&P 500 SHARIA INDUSTRY EXCLUSIONS ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Apparel - 1.2%
Nike, Inc. - Class B	3,792	$511,086
Under Armour, Inc. - Class A (1)	577	12,630
Under Armour, Inc. - Class C (1)	593	10,793
VF Corp.	971	76,835
		611,344
Auto Manufacturers - 3.3%
Cummins, Inc.	443	112,168
Tesla, Inc. (1)	2,292	1,548,246
		1,660,414
Auto Parts & Equipment - 0.3%
Aptiv PLC	818	122,569

Beverages - 2.4%
The Coca-Cola Co.	11,689	572,644
Monster Beverage Corp. (1)	1,117	98,005
PepsiCo, Inc.	4,177	539,627
		1,210,276
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (1)	662	101,121
Amgen, Inc.	1,759	395,634
Biogen, Inc. (1)	464	126,616
Bio-Rad Laboratories, Inc. - Class A (1)	64	37,408
Corteva, Inc.	2,251	101,633
Illumina, Inc. (1)	441	193,780
Incyte Corp. (1)	565	44,443
Regeneron Pharmaceuticals, Inc. (1)	317	142,831
Vertex Pharmaceuticals, Inc. (1)	786	167,064
		1,310,530
Building Materials - 0.7%
Fortune Brands Home & Security, Inc.	419	34,835
Johnson Controls International PLC	2,187	122,013
Martin Marietta Materials, Inc.	185	62,321
Masco Corp.	796	42,363
Vulcan Materials Co.	403	67,297
		328,829

Chemicals - 2.1%
Air Products and Chemicals, Inc.	668	170,754
Ecolab, Inc.	750	157,020
FMC Corp.	395	40,168
Linde PLC	1,586	387,412
PPG Industries, Inc.	714	96,261
The Sherwin-Williams Co.	247	168,044
		1,019,659
Commercial Services - 0.4%
Cintas Corp.	264	85,626
Gartner, Inc. (1)	267	47,804
Robert Half International, Inc.	343	26,682
Rollins, Inc.	668	22,157
		182,269
Computers - 12.4%
Apple, Inc.	48,227	5,848,006
Cognizant Technology Solutions Corp.	1,615	118,670
Fortinet, Inc. (1)	408	68,891
HP, Inc.	4,150	120,225
Seagate Technology PLC	8	586
		6,156,378
Cosmetics & Personal Care - 2.6%
Colgate-Palmolive Co.	2,591	194,843
The Estee Lauder Companies, Inc. - Class A	682	194,957
The Procter & Gamble Co.	7,494	925,734
		1,315,534
Distribution & Wholesale - 0.5%
Copart, Inc. (1)	632	68,989
Fastenal Co.	1,735	80,452
Pool Corp.	121	40,507
W.W. Grainger, Inc.	136	50,689
		240,637
Electrical Components & Equipment - 0.3%
Emerson Electric Co.	1,807	155,221

Electronics - 1.3%
Agilent Technologies, Inc.	924	112,793
Allegion PLC	274	29,806
Fortive Corp.	1,019	67,071
Garmin Ltd.	446	55,313
Mettler-Toledo International, Inc. (1)	71	79,239
Roper Technologies, Inc.	317	119,705
TE Connectivity Ltd.	1,000	130,030
Waters Corp. (1)	185	50,668
		644,625

Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (1)	377	66,375

Environmental Control - 0.3%
Pentair PLC	502	28,077
Waste Management, Inc.	1,175	130,296
		158,373
Food - 0.8%
The Hershey Co.	442	64,377
Lamb Weston Holdings, Inc.	439	35,019
McCormick & Co., Inc.	751	63,294
Mondelez International, Inc.	4,322	229,758
		392,448
Hand & Machine Tools - 0.2%
Stanley Black & Decker, Inc.	486	84,972

Healthcare - Products - 7.9%
Abbott Laboratories	5,356	641,542
ABIOMED, Inc. (1)	136	44,139
Align Technology, Inc. (1)	216	122,496
Baxter International, Inc.	1,549	120,342
Boston Scientific Corp. (1)	4,328	167,840
The Cooper Companies, Inc.	147	56,761
Danaher Corp.	1,910	419,570
DENTSPLY SIRONA, Inc.	661	35,079
Edwards Lifesciences Corp. (1)	1,884	156,560
Hologic, Inc. (1)	773	55,725
IDEXX Laboratories, Inc. (1)	257	133,684
Intuitive Surgical, Inc. (1)	355	261,564
Medtronic PLC	4,067	475,717
PerkinElmer, Inc.	338	42,618
ResMed, Inc.	435	83,859
STERIS PLC	257	44,924
Stryker Corp.	990	240,263
Teleflex, Inc.	140	55,737
Thermo Fisher Scientific, Inc.	1,198	539,196
Varian Medical Systems, Inc. (1)	273	47,849
West Pharmaceutical Services, Inc.	223	62,585
Zimmer Biomet Holdings, Inc.	623	101,586
		3,909,636
Healthcare - Services - 0.1%
Quest Diagnostics, Inc.	402	46,467

Home Builders - 0.2%
D.R. Horton, Inc.	1,002	77,024
NVR, Inc. (1)	10	45,008
		122,032

Household Products & Wares - 0.6%
Avery Dennison Corp.	252	44,153
Church & Dwight Co., Inc.	751	59,141
The Clorox Co.	375	67,894
Kimberly-Clark Corp.	1,028	131,923
		303,111
Internet - 12.7%
Alphabet, Inc. - Class A (1)	903	1,825,785
Alphabet, Inc. - Class C (1)	872	1,776,142
Booking Holdings, Inc. (1)	123	286,407
CDW Corp.	430	67,463
eBay, Inc.	1,979	111,655
Etsy, Inc. (1)	377	83,042
F5 Networks, Inc. (1)	185	35,146
Facebook, Inc. - Class A (1)	7,265	1,871,609
NortonLifeLock, Inc.	1,795	35,020
Twitter, Inc. (1)	2,403	185,175
VeriSign, Inc. (1)	303	58,791
		6,336,235
Machinery - Diversified - 0.6%
Dover Corp.	433	53,371
IDEX Corp.	228	44,499
Otis Worldwide Corp.	1,233	78,554
Rockwell Automation, Inc.	349	84,905
Xylem, Inc.	539	53,663
		314,992
Mining - 0.3%
Newmont Corp.	2,427	131,980

Miscellaneous Manufacturers - 1.6%
3M Co.	1,743	305,129
A.O. Smith Corp. - Class A	410	24,342
Eaton Corp. PLC	1,204	156,749
Illinois Tool Works, Inc.	870	175,897
Trane Technologies PLC	725	111,099
		773,216
Office & Business Equipment - 0.2%
Zebra Technologies Corp. (1)	162	80,908

Oil & Gas - 1.6%
Cabot Oil & Gas Corp.	1,225	22,675
Chevron Corp.	5,818	581,800
EOG Resources, Inc.	1,763	113,819
Pioneer Natural Resources Co.	609	90,479
		808,773

Oil & Gas Services - 0.2%
Schlumberger NV	4,207	117,417

Packaging & Containers - 0.1%
Packaging Corp. of America	282	37,230

Pharmaceuticals - 5.3%
Becton Dickinson and Co.	876	211,247
DexCom, Inc. (1)	290	115,356
Eli Lilly and Co.	2,399	491,531
Henry Schein, Inc. (1)	430	26,596
Johnson & Johnson	7,931	1,256,746
Merck & Co., Inc.	7,646	555,253
		2,656,729
Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	1,342	290,047
AvalonBay Communities, Inc.	421	73,991
Duke Realty Corp.	1,130	44,353
Equinix, Inc.	270	175,052
Equity Residential	1,041	68,092
Prologis, Inc.	2,206	218,548
Public Storage	459	107,378
Weyerhaeuser Co.	2,266	76,749
		1,054,210
Retail - 5.3%
Advance Auto Parts, Inc.	200	32,070
AutoZone, Inc. (1)	69	80,034
Dollar Tree, Inc. (1)	711	69,820
Genuine Parts Co.	433	45,617
The Home Depot, Inc.	3,253	840,380
Lowe's Companies, Inc.	2,214	353,687
O'Reilly Automotive, Inc. (1)	218	97,518
Ross Stores, Inc.	1,077	125,621
Starbucks Corp.	3,547	383,182
Target Corp.	1,513	277,545
The TJX Companies, Inc.	3,628	239,412
Tractor Supply Co.	350	55,636
Ulta Beauty, Inc. (1)	170	54,796
		2,655,318

Semiconductors - 8.9%
Advanced Micro Devices, Inc. (1)	3,635	307,194
Analog Devices, Inc.	1,116	173,895
Applied Materials, Inc.	2,760	326,204
Intel Corp.	12,386	752,821
IPG Photonics Corp. (1)	105	23,872
KLA Corp.	466	145,033
Lam Research Corp.	433	245,593
Maxim Integrated Products, Inc.	811	75,561
Micron Technology, Inc. (1)	3,364	307,907
Monolithic Power Systems, Inc.	126	47,190
NVIDIA Corp.	1,870	1,025,845
QUALCOMM, Inc.	3,418	465,497
Teradyne, Inc.	502	64,562
Texas Instruments, Inc.	2,774	477,877
		4,439,051
Software - 16.4%
Activision Blizzard, Inc.	2,335	223,249
Adobe, Inc. (1)	1,449	666,062
Akamai Technologies, Inc. (1)	493	46,588
ANSYS, Inc. (1)	258	87,975
Autodesk, Inc. (1)	665	183,540
Cadence Design Systems, Inc. (1)	842	118,798
Cerner Corp.	925	63,954
Citrix Systems, Inc.	367	49,024
Intuit, Inc.	794	309,771
Microsoft Corp.	22,775	5,292,455
Paycom Software, Inc. (1)	147	55,013
salesforce.com, Inc. (1)	2,765	598,623
ServiceNow, Inc. (1)	589	314,208
Synopsys, Inc. (1)	460	112,797
Tyler Technologies, Inc. (1)	121	56,074
		8,178,131
Telecommunications - 1.5%
Arista Networks, Inc. (1)	165	46,174
Cisco Systems, Inc.	12,771	573,035
Juniper Networks, Inc.	997	23,210
Motorola Solutions, Inc.	511	89,670
		732,089

Transportation - 2.8%
C.H. Robinson Worldwide, Inc.	412	37,430
CSX Corp.	2,311	211,572
Expeditors International of Washington, Inc.	510	46,838
J.B. Hunt Transport Services, Inc.	252	37,011
Kansas City Southern	279	59,243
Norfolk Southern Corp.	765	192,826
Old Dominion Freight Line, Inc.	285	61,209
Union Pacific Corp.	2,037	419,541
United Parcel Service, Inc. - Class B	2,161	341,071
		1,406,741
Total Common Stocks
(Cost $41,777,181)		49,764,719

Total Investments in Securities - 99.9%
(Cost $41,777,181)		49,764,719
Other Assets in Excess of Liabilities - 0.1%		58,104
Total Net Assets - 100.0%		$49,822,823

(1)	Non-income producing security.

Summary of Fair Value Exposure at February 28, 2021 (Unaudited)

The SP Funds S&P 500 Sharia Industry Exclusion ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (1)	$49,764,719	$–	$–	$49,764,719
Total Investments in Securities	$49,764,719	$–	$–	$49,764,719

(1) See Schedule of Investments for industry breakout.